Shareholder Report, Line Graph (Details) 197670_RMB Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											RMB Fund Class C (with sales charge)
Accumulated Value	$ 24,895	$ 22,411	$ 18,629	$ 23,825	$ 18,464	$ 16,046	$ 11,792	$ 12,221	$ 10,053	$ 10,000	$ 27,802
S&P 500 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index Total Return
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Russell 3000 Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index Total Return
Accumulated Value	$ 32,448	$ 26,209	$ 20,808	$ 25,754	$ 20,495	$ 16,954	$ 12,940	$ 13,656	$ 11,274	$ 10,000	$ 38,012